Employee Benefit - Sensitivity Analysis of One-percentage Point Change in Assumed Rates (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Assumption - 1% increase	$ (984)	$ (1,003)
Assumption - 1% decrease	1,159	1,178
Rate of salary increase [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Assumption - 1% increase	1,095	1,115
Assumption - 1% decrease	$ (953)	$ (973)